Financial Instruments-Risk Management - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Drawn	$ 732,028
Undrawn commitments	151,004
Other exposures	110,492
Total	993,524	$ 949,234
Canada [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	419,739
Undrawn commitments	96,262
Other exposures	33,232
Total	549,233	521,803
United States [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	95,268
Undrawn commitments	37,529
Other exposures	43,239
Total	176,036	178,139
Chile [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	48,135
Undrawn commitments	1,309
Other exposures	4,077
Total	53,521	53,152
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	33,909
Undrawn commitments	1,189
Other exposures	2,871
Total	37,969	33,294
Peru [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	29,070
Undrawn commitments	745
Other exposures	3,139
Total	32,954	28,495
Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	12,639
Undrawn commitments	397
Other exposures	637
Total	13,673	13,649
Europe [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	23,050
Undrawn commitments	6,656
Other exposures	16,179
Total	45,885	42,613
Caribbean [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	35,311
Undrawn commitments	1,849
Other exposures	1,476
Total	38,636	38,302
Latin America (other) [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	11,164
Undrawn commitments	999
Other exposures	239
Total	12,402	11,368
All other countries [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	23,743
Undrawn commitments	4,069
Other exposures	5,403
Total	33,215	28,419
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	429,655
Undrawn commitments	100,161
Other exposures	110,492
Total	640,308	622,544
Non retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	368,094
Undrawn commitments	96,291
Other exposures	100,459
Total	564,844	545,564
Non retail [member] | AIRB portfolio [member] | Corporate segment [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	173,893
Undrawn commitments	93,026
Other exposures	77,113
Total	344,032	307,960
Non retail [member] | AIRB portfolio [member] | Bank [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	19,788
Undrawn commitments	2,451
Other exposures	16,487
Total	38,726	41,502
Non retail [member] | AIRB portfolio [member] | Sovereign [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	174,413
Undrawn commitments	814
Other exposures	6,859
Total	182,086	196,102
Non retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	61,561
Undrawn commitments	3,870
Other exposures	10,033
Total	75,464	76,980
Non retail [member] | Standardized portfolio [Member] | Corporate segment [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	52,814
Undrawn commitments	3,684
Other exposures	9,974
Total	66,472	68,133
Non retail [member] | Standardized portfolio [Member] | Bank [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	1,998
Undrawn commitments	156
Other exposures	57
Total	2,211	3,511
Non retail [member] | Standardized portfolio [Member] | Sovereign [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	6,749
Undrawn commitments	30
Other exposures	2
Total	6,781	5,336
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	302,373
Undrawn commitments	50,843
Total	353,216	326,690
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	210,237
Undrawn commitments	50,843
Total	261,080	240,073
Retail [member] | AIRB portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	161,392
Undrawn commitments	18,524
Total	179,916	161,339
Retail [member] | AIRB portfolio [member] | Qualifying revolving [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	16,046
Undrawn commitments	29,839
Total	45,885	45,887
Retail [member] | AIRB portfolio [member] | Other retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	32,799
Undrawn commitments	2,480
Total	35,279	32,847
Retail [member] | Standardized portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Drawn	92,136
Total	92,136	86,617
Retail [member] | Standardized portfolio [Member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	47,427
Total	47,427	44,517
Retail [member] | Standardized portfolio [Member] | Other retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	44,709
Total	$ 44,709	$ 42,100